Business combinations	6 Months Ended
Sep. 30, 2021
Business combinations [Abstract]
Business combinations	Business combinations
On September 6, 2021, the Group purchased through numerous steps an additional 45.9% stake in Yocuda, a leading digital receipt provider based in the United Kingdom, for GBP3.0 million (EUR3.5 million). This resulted in an increase in its existing shareholding from 10.4% to 56.3% and obtaining control.
Fair value of net assets acquired and cash consideration paid in respect of acquisition of businesses in the six months ended September 30, 2021 were as follows:

(EUR thousand)

Net assets acquired and consideration paid	Yocuda
Software	1,236
Trade and other receivables	323
Cash	510
Trade and other payables	(235)
Income tax payable	(29)
Provisions	(9)
Deferred tax liabilities	(309)
Deferred income	(11)
Fair value of assets and liabilities	1,476
Goodwill arising on acquisition	7,829
Fair value of previously held equity interest	(968)
Consideration payable	8,337
Satisfied by:
Cash consideration paid	(3,502)
Put option	(4,835)
Total consideration	(8,337)

Cash consideration paid	(3,502)
Cash acquired	510
Total net cash outflow	(2,992)

As part of the acquisition, Global Blue and the minority shareholders have entered into a symmetrical put and call agreement which gives each minority shareholder the right to sell and Global Blue the right to acquire all the shares currently controlled by the minority shareholders. Given that the pricing formula of the options makes it virtually certain that the options will be exercised in future, the Group has derecognized the non-controlling interest and instead recognized a financial liability of the estimated amount likely to be paid to the minority shareholders of EUR6.8 million, of which EUR4.8 million represents the nominal value of the shares and is included within the total consideration of the acquisition. The Group has recognized the remaining incremental value of EUR2.0 million as remuneration expense as the floor value included in the pricing formula of the put option represents a benefit to the minority shareholders who will continue rendering services through their remaining involvement in Yocuda as managers.
The fair value of the put option was derived using an option pricing methodology (Monte Carlo simulations) based on revenue distribution and is categorized as Level 3 within the fair value hierarchy due to unobservable inputs utilized in the valuation.
Yocuda has been fully consolidated for the period September 6, 2021 to September 30, 2021 and in this period has not contributed any material results. The results from operations, had Yocuda been acquired at the beginning of the annual reporting period, are also not material.
The goodwill acquired represents synergies arising from Yocuda’s inherent value of its workforce and its capacity to develop future customer relationships and new technology. The goodwill is not expected to be deductible for tax purposes.
The key and sole intangible asset identifiable separately from goodwill is Yocuda’s technology with a fair value of EUR1.2 million. The fair value has been calculated using an average of fair value obtained through the Relief-from-Royalty approach and the Replacement Cost approach. The key assumptions used for the fair value calculations are as follows:
•Royalty rate used in the Relief-from-Royalty method of 10.5%.
•A discount rate of 15% has been applied to determine the replacement cost.

Prior year acquisitions
ZigZag
On March 19, 2021, the Group acquired 100% of the share capital of ZigZag Global Ltd., a UK-based company operating in the e-commerce sector for a total consideration of EUR66.4 million. Details of this business combination were disclosed in Note 37 of the Group’s financial statements for the year ended March 31, 2021.
The Group recognized EUR0.6 million of accretion expense for the six months ended September 30, 2021 associated with put options issued in conjunction with the acquisition, based on the discount rate of 14.5%.
The fair value of the contingent consideration has been reassessed as of September 30, 2021 and valued at nil. This is due to a delay in the implementation plan which leads to a shift of timing of cash flows outside the earn-out period and thus the earn-out is no longer expected to be paid out based on the results during the period. The gain on the change in fair value of EUR9.6 million has been recorded in operating expenses in the income statement.